The information in this prospectus is not complete and may be changed. These securities may not be sold until the registration statement filed with the Securities and Exchange Commission is effective. This Prospectus is not an offer to sell nor does it seek an offer to buy these securities in any state where the offer or sale is not permitted.

SUBJECT TO COMPLETION

PRELIMINARY PROSPECTUS DATED JUNE 22, 2006

JPMorgan Insurance Trust

Class 2

JPMorgan Insurance Trust Core Bond Portfolio

JPMorgan Insurance Trust Large Cap Growth Portfolio

JPMorgan Insurance Trust Diversified Equity Portfolio

JPMorgan Insurance Trust Diversified Mid Cap Growth Portfolio

JPMorgan Insurance Trust Intrepid Mid Cap Portfolio

JPMorgan Insurance Trust Large Cap Value Portfolio

The Securities and Exchange Commission has not approved or disapproved the shares of any of the Portfolios as an investment or determined whether this prospectus is accurate or complete. Anyone who tells you otherwise is committing a crime.

Table of

More About the Portfolios
Principal Investment Strategies	20
Investment Risks	23
Portfolio Quality	25
Temporary Defensive Positions	26
Portfolio Turnover	26

Management of JPMorgan Insurance Trust
The Adviser	32
The Administrator	32
The Distributor	32
Advisory Fees	33
Additional Compensation to Financial Intermediaries — Revenue Sharing	33
The Portfolio Managers	33

Legal Proceedings	36
Financial Highlights	37
Appendix A: Investment Practices	38

These Portfolios are intended to be funding vehicles for variable annuity contracts and variable life insurance policies (collectively, variable insurance contracts) offered by the separate accounts of insurance companies including the Portfolios in their variable insurance contracts. Portfolio shares may also be offered to qualified pension and retirement plans and accounts permitting accumulation of assets on a tax-deferred basis (Eligible Plans).

FUND SUMMARY: INVESTMENTS, RISK & PERFORMANCE

JPMorgan Insurance Trust

Core Bond Portfolio

What is the goal of the Portfolio?

The Portfolio seeks to maximize total return by investing primarily in a diversified portfolio of intermediate- and long-term debt securities.

What are the Portfolio's main investment strategies?

The Portfolio invests mainly in investment grade bonds and debt securities (or unrated bonds and debt securities which JPMorgan Investment Advisors determines to be of comparable quality). These include U.S. government obligations and mortgage-backed and asset-backed securities. JPMorgan Investment Advisors analyzes four major factors in managing and constructing the Portfolio: duration, market sector, maturity concentrations and individual securities. JPMorgan Investment Advisors looks for market sectors and individual securities that it believes will perform well over time. JPMorgan Investment Advisors is value oriented and selects individual securities after performing a risk/reward analysis that includes an evaluation of interest rate risk, credit risk and the complex legal and technical structure of the investment. For more information about the Core Bond Portfolio’s investment strategies, please read “More About the Portfolios” and “Principal Investment Strategies.”

What is a bond?

A “bond” is a debt security with a maturity of 90 days or more at the time of its issuance issued or guaranteed by the U.S. government or its agencies and instrumentalities, a U.S. corporation, a foreign corporation, a municipality, a foreign government or its agencies and instrumentalities, and domestic and supranational banks. Bonds may include mortgage-related and mortgage-backed securities, asset-backed securities, convertible bonds, stripped government securities, and zero coupon obligations.

What are the main risks of investing in the Portfolio?

The main risks of investing in the Portfolio and the circumstances likely to adversely affect your investment are described below. The share price of the Portfolio and its yield will change every day in response to interest rates and other market conditions. You may lose money if you invest in the Portfolio. For additional information on risk, please read “Investment Risks.”

Core Bond Portfolio

MAIN RISKS

Interest Rate Risk. The Portfolio mainly invests in bonds and other debt securities. These securities will increase or decrease in value based on changes in interest rates. If rates increase, the value of the Portfolio’s investments generally declines. On the other hand, if rates fall, the value of the investments generally increases. Your investment will decline in value if the value of the Portfolio’s investments decreases. Securities with greater interest rate sensitivity and longer maturities tend to produce higher yields, but are subject to greater fluctuations in value. Usually, changes in the value of fixed income securities will not affect cash income generated, but may affect the value of your investment.

Credit Risk. There is a risk that issuers and counterparties will not make payments on securities and repurchase agreements held by the Portfolio. Such default could result in losses to the Portfolio. In addition, the credit quality of securities held by the Portfolio may be lowered if an issuer’s financial condition changes. Lower credit quality may lead to greater volatility in the price of a security and in shares of the Portfolio. Lower credit quality also may affect a security’s liquidity and make it difficult for the Portfolio to sell the security.

Government Securities Risk. The Portfolio invests in securities issued or guaranteed by the U.S. government or its agencies and instrumentalities (such as Ginnie Mae, Fannie Mae or Freddie Mac securities). Securities issued or guaranteed by Ginnie Mae, Fannie Mae or Freddie Mac are not issued directly by the U.S. government. Ginnie Mae is a wholly-owned U.S. corporation that is authorized to guarantee, with the full faith and credit of the U.S. government, the timely payment of principal and interest on its securities. By contrast, securities issued or guaranteed by U.S. government related organizations such as Fannie Mae and Freddie Mac are not backed by the full faith and credit of the U.S. government. No assurance can be given that the U.S. government would provide financial support to its agencies and instrumentalities if not required to do so by law.

Prepayment and Call Risk. As part of its main investment strategy, the Portfolio invests in mortgage-backed and asset-backed securities. The issuers of these securities and other callable securities held by the Portfolio may be able to repay principal in advance, especially when interest rates fall. Changes in prepayment rates affect the return on investment and yield of mortgage- and asset-backed securities. When mortgages and other obligations are prepaid and when securities are called, the Portfolio may have to reinvest in securities with a lower yield. The Portfolio also may fail to recover additional amounts paid (i.e., premiums) for securities with higher interest rates, resulting in an unexpected capital loss.

Derivative Risk. The Portfolio may invest in securities that may be considered to be derivatives. The value of derivative securities is dependent upon the performance of underlying assets or securities. If the underlying assets do not perform as expected, the value of the derivative security and your investment in the Portfolio may decline. Generally, derivatives are more volatile and are riskier in terms of both liquidity and value than traditional investments.

Not FDIC insured. An investment in the Portfolio is not a deposit of JPMorgan Chase & Co. or any of its affiliates or any other bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Core Bond Portfolio

How has the Portfolio performed?

By showing the variability of the Portfolio’s performance from year to year, the chart and table below help show the risk of investing in the Portfolio. The chart and table reflect that the Portfolio became the accounting successor to the financial history of the Pegasus Variable Bond Fund on March 31, 1999. The returns in the bar chart and table below do not reflect charges of variable insurance contracts or Eligible Plans. If these charges were included, the returns would be lower than shown. Please remember that the past performance of the Portfolio is not necessarily an indication of how the Portfolio will perform in the future.

The Bar Chart shows changes in the Portfolio's performance from year to year. Total returns assume reinvestment of dividends and distributions.

Bar Chart (per calendar year)1

The Portfolio’s Class 1 shares year-to-date total return through 6/30/06 was             %.

1	As of the date of this prospectus, the Portfolio’s Class 2 shares had not commenced operations. The performance shown is that of the Portfolio’s Class 1 shares (which are not offered in this prospectus but which would have substantially similar annual returns because the shares are invested in the same portfolio of securities as Class 2 shares) and has not been adjusted to reflect the differences in fees and other expenses between the classes. The returns for Class 2 shares would have been lower than shown because Class 2 shares will have higher expenses than Class 1 shares.

Best Quarter:    5.08%    3Q2001            Worst Quarter:    -2.30%    2Q2004

The Average Annual Total Return Table shows how the Portfolio's average annual returns for the periods indicated compare to those of a broad measure of market performance, as well as a supplemental index. Average annual total returns for more than one year tend to smooth out variations in the Portfolio's total returns and are not the same as actual year-by-year results.

Average Annual Total Returns through December 31, 20051

	1 YEAR	5 YEARS	LIFE OF FUND (SINCE 5/1/97)
Core Bond Portfolio Class 1 shares	2.39%	5.80%	6.49%
Lehman Brothers Aggregate Bond Index[2]	2.43%	5.87%	6.59%
Lipper Intermediate U.S. Government Index[3]	1.85%	4.85%	5.70%

[1]	As of the date of this prospectus, the Portfolio’s Class 2 shares had not commenced operations. The performance shown is that of the Portfolio’s Class 1 shares and has not been adjusted to reflect the differences in fees and other expenses between the classes. The returns for Class 2 shares would have been lower than shown because Class 2 shares will have higher expenses than Class 1 shares.
[2]	The Lehman Brothers Aggregate Bond Index is an unmanaged index generally representative of the bond market as a whole. The performance of the index does not reflect the deduction of expenses associated with a mutual fund, such as investment management fees. By contrast, the performance of the Portfolio reflects the deduction of these expenses.
[3]	The Lipper Intermediate U.S. Government Index is typically comprised of the 30 largest mutual funds within this Lipper category and consists of the equally weighted average monthly returns of these funds. Unlike the index shown above, the performance of the index reflects the deduction of expenses associated with mutual funds, such as investment management fees. These expenses are not identical to expenses charged by the Portfolio.

Core Bond Portfolio

Estimated Fees and Expenses

This table describes the estimated fees and expenses of Class 2 shares. The table does not include sales charges and other expenses imposed by variable insurance contracts or which may be imposed by Eligible Plans. For information concerning such charges and expenses, please refer to the literature that you received when you purchased your variable insurance contract or Eligible Plan documents.

ESTIMATED ANNUAL PORTFOLIO OPERATING EXPENSES	CLASS 2 SHARES
(expenses that are deducted from Portfolio assets)
Investment Advisory Fees[1]	0.40%
Distribution (Rule 12b-1) Fees	0.25%
Other Expenses[2]	0.15%
Total Annual Portfolio Operating Expenses[3]	0.80%
[1]	“Investment Advisory Fees” reflect new contractual fees implemented as of May 1, 2006.
[2]	“Other Expenses” are based on estimated amounts for the current fiscal year.
[3]	JPMorgan Investment Advisors and the Administrator have contractually agreed to waive fees and/or reimburse expenses to limit total annual portfolio operating expenses (excluding interest, taxes and extraordinary expenses and expenses related to the Board of Trustees’ deferred compensation plan) to 0.85% for the period through August , 2007.

Example

The example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. This example, however, does not include charges that are imposed by variable insurance contracts or which may be imposed by Eligible Plans. If these charges were included, the expenses listed would be higher. The example assumes that you invest $10,000 in the Portfolio for the time periods indicated and reflects what you would pay if either it redeemed all of its shares or if it continued to hold them at the end of the periods shown. The example also assumes that the investment has a 5% return each year and that the Portfolio's operating expenses remain the same. Actual costs may be higher or lower than those shown.

1 Year	$82
3 Years	255
5 Years	444
10 Years	990

FUND SUMMARY: INVESTMENTS, RISK & PERFORMANCE

JPMorgan Insurance Trust

Large Cap Growth Portfolio

What is the goal of the Portfolio?

The Portfolio seeks long-term capital appreciation and growth of income by investing primarily in equity securities.

What are the Portfolio's main investment strategies?

The Portfolio invests mainly in equity securities of large, well-established companies. Large companies are defined as companies with market capitalizations in excess of $4 billion at the time of investment. Typically, the Portfolio invests in companies with a history of above-average growth or companies expected to enter periods of above- average growth. Companies are selected based upon such valuation characteristics as price-to-earnings, price-to-sales and price-to-cash flows as compared to their peers and their expected and historic growth rates. Stocks are sold based upon price considerations or when deteriorating fundamentals are expected to be long-term in nature. For more information about the Large Cap Growth Portfolio‘s investment strategies, please read “More About the Portfolios” and “Principal Investment Strategies.”

What are the main risks of investing in the Portfolio?

The main risks of investing in the Portfolio and the circumstances likely to adversely affect your investment are described below. The share price of the Portfolio will change every day in response to market conditions. You may lose money if you invest in the Portfolio. For additional information on risk, please read “Investment Risks.”

MAIN RISKS

Market Risk. The Portfolio invests in equity securities (such as stocks) that are more volatile and carry more risks than some other forms of investment. The price of equity securities may rise or fall because of economic or political changes or changes in a company’s financial condition. Equity securities are also subject to “stock market risk” meaning that stock prices in general (or in particular, the types of stocks in which the Portfolio invests) may decline over short or extended periods of time. When the value of the Portfolio’s securities goes down, your investment in the Portfolio decreases in value.

Growth Investing Risk. The price of growth stocks may be more sensitive to changes in current or expected earnings than the prices of other stocks. The price of growth stocks is also subject to the risk that the stock price of one or more companies will fall or will fail to appreciate as anticipated by JPMorgan Investment Advisors regardless of movements in the securities markets.

Not FDIC insured. An investment in the Portfolio is not a deposit of JPMorgan Chase & Co. or any of its affiliates or any other bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Large Cap Growth Portfolio

How has the Portfolio performed?

By showing the variability of the Portfolio’s performance from year to year, the chart and table below help show the risk of investing in the Portfolio. The returns in the bar chart and table below do not reflect charges of variable insurance contracts or Eligible Plans. If these charges were included, the returns would be lower than shown. Please remember that the past performance of the Portfolio is not necessarily an indication of how the Portfolio will perform in the future.

The Bar Chart shows changes in the Portfolio's performance from year to year. Total returns assume reinvestment of dividends and distributions.

Bar Chart (per calendar year)1

The Portfolio’s Class 1 shares year-to-date total return through 6/30/06 was     %.

[1]	As of the date of this prospectus, the Portfolio’s Class 2 shares had not commenced operations. The performance shown is that of the Portfolio’s Class 1 shares (which are not offered in this prospectus but which would have substantially similar annual returns because the shares are invested in the same portfolio of securities as Class 2 shares) and has not been adjusted to reflect the differences in fees and other expenses between the classes. The returns for Class 2 shares would have been lower than shown because Class 2 shares will have higher expenses than Class 1 shares.

Best Quarter:    23.95%    4Q1998            Worst Quarter:    -19.62%    3Q2001

The Average Annual Total Return Table shows how the Portfolio's average annual returns for the periods indicated compare to those of a broad measure of market performance. Average annual total returns for more than one year tend to smooth out variations in the Portfolio's total returns and are not the same as actual year-by-year results.

Average Annual Total Returns through December 31, 20051

	1 YEAR	5 YEARS	10 YEARS
Large Cap Growth Portfolio Class 1 shares	5.05%	-3.94%	5.88%
Russell 1000 Growth Index[2]	5.26%	-3.58%	6.73%

[1]	As of the date of this prospectus, the Portfolio’s Class 2 shares had not commenced operations. The performance shown is that of the Portfolio’s Class 1 shares and has not been adjusted to reflect the differences in fees and other expenses between the classes. The returns for Class 2 shares would have been lower than shown because Class 2 shares will have higher expenses than Class 1 shares.
[2]	The Russell 1000 Growth Index is an unmanaged index representing the performance of those Russell 1000 companies with higher price-to-book ratios and higher forecasted growth values. The performance of the index does not reflect the deduction of expenses associated with a mutual fund, such as investment management fees. By contrast, the performance of the Portfolio reflects the deduction of these expenses.

Large Cap Growth Portfolio

Estimated Fees and Expenses

This table describes the estimated fees and expenses of Class 2 shares. The table does not include sales charges and other expenses imposed by variable insurance contracts or which may be imposed by Eligible Plans. For information concerning such charges and expenses, please refer to the literature that you received when you purchased your variable insurance contract or Eligible Plan documents.

ESTIMATED ANNUAL PORTFOLIO OPERATING EXPENSES	CLASS 2 SHARES
(expenses that are deducted from Portfolio assets)
Investment Advisory Fees	0.65%
Distribution (Rule 12b-1) Fees	0.25%
Other Expenses[1]	0.16%
Total Annual Portfolio Operating Expenses[2]	1.06%
[1]	“Other Expenses” are based on estimated amounts for the current fiscal year.
[2]	JPMorgan Investment Advisors and the Administrator have contractually agreed to waive fees and/or reimburse expenses to limit total annual portfolio operating expenses (excluding interest, taxes and extraordinary expenses and expenses related to the Board of Trustees’ deferred compensation plan) to 1.15% for the period through August , 2007.

Example

The example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. This example, however, does not include charges that are imposed by variable insurance contracts or which may be imposed by Eligible Plans. If these charges were included, the expenses listed would be higher. The example assumes that you invest $10,000 in the Portfolio for the time periods indicated and reflects what you would pay if either it redeemed all of its shares or if it continued to hold them at the end of the periods shown. The example also assumes that the investment has a 5% return each year and that the Portfolio's operating expenses remain the same. Actual costs may be higher or lower than those shown.

1 Year	$108
3 Years	337
5 Years	585
10 Years	1,294

FUND SUMMARY: INVESTMENTS, RISK & PERFORMANCE

JPMorgan Insurance Trust

Diversified Equity Portfolio

What is the goal of the Portfolio?

The Portfolio seeks long-term capital growth and growth of income with a secondary objective of providing a moderate level of current income.

What are the Portfolio's main investment strategies?

The Portfolio invests mainly in common stocks of companies that have good fundamental indicators and reasonable valuations with the potential for continued earnings growth over time. The Portfolio uses a multi-style approach, meaning that it may invest across different capitalization levels targeting both value- and growth-oriented companies as well as blended companies which have both value and growth characteristics. Although the Portfolio may invest in securities across different capitalization companies, it may at any given time invest a significant portion of its assets in companies of one particular capitalization category when JPMorgan Investment Advisors believes such companies offer attractive opportunities. For more information about the Diversified Equity Portfolio’s investment strategies, please read “More About the Portfolios” and “Principal Investment Strategies.”

What are the main risks of investing in the Portfolio?

The main risks of investing in the Portfolio and the circumstances likely to adversely affect your investment are described below. The share price of the Portfolio will change every day in response to market conditions. You may lose money if you invest in the Portfolio. For additional information on risk, please read “Investment Risks.”

MAIN RISKS

Market Risk. The Portfolio invests in equity securities (such as stocks) that are more volatile and carry more risks than some other forms of investment. The price of equity securities may rise or fall because of economic or political changes or changes in a company’s financial condition. Equity securities are also subject to “stock market risk” meaning that stock prices in general (or in particular, the types of stocks in which the Portfolio invests) may decline over short or extended periods of time. When the value of the Portfolio’s securities goes down, your investment in the Portfolio decreases in value.

Smaller Companies. Investments in smaller, newer companies may be riskier than investments in larger, more established companies. Securities of smaller companies tend to be less liquid than securities of larger companies. In addition, small companies may be more vulnerable to economic, market and industry changes. Because economic events have a greater impact on smaller companies, there may be greater and more frequent changes in their stock price. This may cause unexpected and frequent decreases in the value of your investment in the Portfolio.

Not FDIC insured. An investment in the Portfolio is not a deposit of JPMorgan Chase & Co. or any of its affiliates or any other bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

`

Diversified Equity Portfolio

How has the Portfolio performed?

By showing the variability of the Portfolio’s performance from year to year, the chart and table below help show the risk of investing in the Portfolio. The chart and table reflect that the Portfolio became the accounting successor to the financial history of the Pegasus Variable Growth and Value Fund on March 31, 1999. The returns in the bar chart and table below do not reflect charges of variable insurance contracts or Eligible Plans. If these charges were included, the returns would be lower than shown. Please remember that the past performance of the Portfolio is not necessarily an indication of how the Portfolio will perform in the future.

The Bar Chart shows changes in the Portfolio's performance from year to year. Total returns assume reinvestment of dividends and distributions.

Bar Chart (per calendar year)1

The Portfolio Class 1 shares year-to-date total return through 6/30/06 was     %.

[1]	As of the date of this prospectus, the Portfolio’s Class 2 shares had not commenced operations. The performance shown is that of the Portfolio Class 1 shares (which are not offered in this prospectus but which would have substantially similar annual returns because the shares are invested in the same portfolio of securities as Class 2 shares) and has not been adjusted to reflect the differences in fees and other expenses between the classes. The returns for Class 2 shares would have been lower than shown because Class 2 shares will have higher expenses than Class 1 shares.

Best Quarter:    16.73%    2Q2003            Worst Quarter:    -17.22%    3Q2002

The Average Annual Total Return Table shows how the Portfolio's average annual returns for the periods indicated compare to those of a broad measure of market performance. Average annual total returns for more than one year tend to smooth out variations in the Portfolio's total returns and are not the same as actual year-by-year results.

Average Annual Total Returns through December 31, 20051

	1 YEAR	5 YEARS	10 YEARS
Diversified Equity Portfolio Class 1 shares	2.33%	-1.23%	5.27%
S&P SuperComposite 1500 Index[2]	5.66%	1.49%	9.49%

[1]	As of the date of this prospectus, the Portfolio’s Class 2 shares had not commenced operations. The performance shown is that of the Portfolio’s Class 1 shares and has not been adjusted to reflect the differences in fees and other expenses between the classes. The returns for Class 2 shares would have been lower than shown because Class 2 shares will have higher expenses than Class 1 shares.
[2]	The S&P SuperComposite 1500 Index is an unmanaged index consisting of those stocks making up the S&P 500, S&P MidCap 400 and S&P SmallCap 600 Indices representing approximately 87% of the total U.S. equity market capitalization. The performance of the index does not reflect the deduction of expenses associated with a mutual fund, such as investment management fees. By contrast, the performance of the Portfolio reflects the deduction of these expenses.

Diversified Equity Portfolio

Estimated Fees and Expenses

This table describes the estimated fees and expenses of Class 2 shares. The table does not include sales charges and other expenses imposed by variable insurance contracts or which may be imposed by Eligible Plans. For information concerning such charges and expenses, please refer to the literature that you received when you purchased your variable insurance contract or Eligible Plan documents.

ESTIMATED ANNUAL PORTFOLIO OPERATING EXPENSES	CLASS 2 SHARES
(expenses that are deducted from Portfolio assets)
Investment Advisory Fees[1]	0.55%
Distribution (Rule 12b-1) Fees	0.25%
Other Expenses[2]	0.17%
Total Annual Portfolio Operating Expenses[3]	0.97%
1	“Investment Advisory Fees” reflect new contractual fees implemented as of May 1, 2006.
[2]	“Other Expenses” are based on estimated amounts for the current fiscal year.
[3]	JPMorgan Investment Advisors and the Administrator have contractually agreed to waive fees and/or reimburse expenses to limit total annual portfolio operating expenses (excluding interest, taxes and extraordinary expenses and expenses related to the Board of Trustees’ deferred compensation plan) to 1.05% for the period through August , 2007.

Example

The example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. This example, however, does not include charges that are imposed by variable insurance contracts or which may be imposed by Eligible Plans. If these charges were included, the expenses listed would be higher. The example assumes that you invest $10,000 in the Portfolio for the time periods indicated and reflects what you would pay if either it redeemed all of its shares or if it continued to hold them at the end of the periods shown. The example also assumes that the investment has a 5% return each year and that the Portfolio's operating expenses remain the same. Actual costs may be higher or lower than those shown.

1 Year	$99
3 Years	309
5 Years	536
10 Years	1,190

FUND SUMMARY: INVESTMENTS, RISK & PERFORMANCE

JPMorgan Insurance Trust

Diversified Mid Cap

Growth Portfolio

What is the goal of the Portfolio?

The Portfolio seeks growth of capital and, secondarily, current income by investing primarily in equity securities.

What are the Portfolio's main investment strategies?

The Portfolio invests in securities that have the potential to produce above-average earnings growth per share over a one-to-three year period. The Portfolio typically invests in mid-cap companies. Mid-cap companies are companies with market capitalizations similar to those within the universe of the Russell Mid Cap Growth Index at the time of investment. Typically, the Portfolio acquires shares of established companies with a history of above-average growth, as well as those companies expected to enter periods of above-average growth. Dividend return is not a primary factor in security selections. The Portfolio also invests in smaller companies in emerging growth industries. For more information about the Diversified Mid Cap Growth Portfolio’s investment strategies, please read “More About the Portfolios” and “Principal Investment Strategies.”

What are the main risks of investing in the Portfolio?

The main risks of investing in the Portfolio and the circumstances likely to adversely affect your investment are described below. The share price of the Portfolio will change every day in response to market conditions. You may lose money if you invest in the Portfolio. For additional information on risk, please read “Investment Risks.”

MAIN RISKS

Market Risk. The Portfolio invests in equity securities (such as stocks) that are more volatile and carry more risks than some other forms of investment. The price of equity securities may rise or fall because of economic or political changes or changes in a company’s financial condition. Equity securities are also subject to “stock market risk” meaning that stock prices in general (or in particular, the types of stocks in which the Portfolio invests) may decline over short or extended periods of time. When the value of the Portfolio’s securities goes down, your investment in the Portfolio decreases in value.

Growth Investing Risk. The price of growth stocks may be more sensitive to changes in current or expected earnings than the prices of other stocks. The price of growth stocks is also subject to the risk that the stock price of one or more companies will fall or will fail to appreciate as anticipated by JPMorgan Investment Advisors regardless of movements in the securities markets.

Smaller Companies. Investments in smaller, newer companies may be riskier than investments in larger, more established companies. Securities of smaller companies tend to be less liquid than securities of larger companies. In addition, small companies may be more vulnerable to economic, market and industry changes. Because economic events have a greater impact on smaller companies, there may be greater and more frequent changes in their stock price. This may cause unexpected and frequent decreases in the value of your investment in the Portfolio.

Diversified Mid Cap Growth Portfolio

Not FDIC insured. An investment in the Portfolio is not a deposit of JPMorgan Chase & Co. or any of its affiliates or any other bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

How has the Portfolio performed?

By showing the variability of the Portfolio’s performance from year to year, the chart and table below help show the risk of investing in the Portfolio. The returns in the bar chart and table below do not reflect charges of variable insurance contracts or Eligible Plans. If these charges were included, the returns would be lower than shown. Please remember that the past performance of the Portfolio is not necessarily an indication of how the Portfolio will perform in the future.

The Bar Chart shows changes in the Portfolio's performance from year to year. Total returns assume reinvestment of dividends and distributions.

Bar Chart (per calendar year)1

The Portfolio’s Class 1 shares year-to-date total return through 6/30/06 was         %.

[1]	As of the date of this prospectus, the Portfolio’s Class 2 shares had not commenced operations. The performance shown is that of the Portfolio’s Class 1 shares (which are not offered in this prospectus but which would have substantially similar annual returns because the shares are invested in the same portfolio of securities as Class 2 shares) and has not been adjusted to reflect the differences in fees and other expenses between the classes. The returns for Class 2 shares would have been lower than shown because Class 2 shares will have higher expenses than Class 1 shares.

Best Quarter:    40.10%    4Q1998            Worst Quarter:    -20.94%    3Q2001

The Average Annual Total Return Table shows how the Portfolio's average annual returns for the periods indicated compare to those of a broad measure of market performance. Average annual total returns for more than one year tend to smooth out variations in the Portfolio's total returns and are not the same as actual year-by-year results.

Average Annual Total Returns through December 31, 20051

	1 YEAR	5 YEARS	10 YEARS
Diversified Mid Cap Growth Portfolio Class 1 shares	11.09%	2.57%	12.12%
Russell Mid Cap Growth Index[2]	12.10%	1.38%	9.27%

[1]	As of the date of this prospectus, the Portfolio’s Class 2 shares had not commenced operations. The performance shown is that of the Portfolio’s Class 1 shares and has not been adjusted to reflect the differences in fees and other expenses between the classes. The returns for Class 2 shares would have been lower than shown because Class 2 shares will have higher expenses than Class 1 shares.
[2]	The Russell Mid Cap Growth Index is an unmanaged index generally representative of the performance of those Russell Mid Cap companies with higher price-to-book ratios and higher forecasted growth values. The performance of the index does not reflect the deduction of expenses associated with a mutual fund, such as investment management fees. By contrast, the performance of the Portfolio reflects the deduction of these expenses.

Diversified Mid Cap Growth Portfolio

Estimated Fees and Expenses

This table describes the estimated fees and expenses of Class 2 shares. The table does not include sales charges and other expenses imposed by variable insurance contracts or which may be imposed by Eligible Plans. For information concerning such charges and expenses, please refer to the literature that you received when you purchased your variable insurance contract or Eligible Plan documents.

ESTIMATED ANNUAL PORTFOLIO OPERATING EXPENSES	CLASS 2 SHARES
(expenses that are deducted from Portfolio assets)
Investment Advisory Fees	0.65%
Distribution (Rule 12b-1) Fees	0.25%
Other Expenses[1]	0.19%
Total Annual Portfolio Operating Expenses[2]	1.09%
[1]	“Other Expenses” are based on estimated amounts for the current fiscal year.
[2]	JPMorgan Investment Advisors and the Administrator have contractually agreed to waive fees and/or reimburse expenses to limit total annual portfolio operating expenses (excluding interest, taxes and extraordinary expenses and expenses related to the Board of Trustees’ deferred compensation plan) to 1.15% for the period through August , 2007.

Example

The example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. This example, however, does not include charges that are imposed by variable insurance contracts or which may be imposed by Eligible Plans. If these charges were included, the expenses listed would be higher. The example assumes that you invest $10,000 in the Portfolio for the time periods indicated and reflects what you would pay if either it redeemed all of its shares or if it continued to hold them at the end of the periods shown. The example also assumes that the investment has a 5% return each year and that the Portfolio's operating expenses remain the same. Actual costs may be higher or lower than those shown.

1 Year	$111
3 Years	347
5 Years	601
10 Years	1,329

FUND SUMMARY: INVESTMENTS, RISK & PERFORMANCE

JPMorgan Insurance Trust Intrepid Mid Cap Portfolio

What is the goal of the Portfolio?

The Portfolio seeks long-term capital growth by investing primarily in equity securities of companies with intermediate capitalizations.

What are the Portfolio's main investment strategies?

The Portfolio invests mainly in equity securities of mid-cap companies. Mid-cap companies are companies with market capitalizations similar to those within the universe of the Russell Mid Cap Index at the time of investment. The Portfolio looks for companies of this size with strong potential, attractive valuation, growing market share and a sustainable competitive advantage. In choosing mid-cap securities, the Portfolio invests in both value- and growth-oriented companies. For more information about the Intrepid Mid Cap Portfolio’s investment strategies, please read “More About the Portfolios” and “Principal Investment Strategies.”

What are the main risks of investing in the Portfolio?

The main risks of investing in the Portfolio and the circumstances likely to adversely affect your investment are described below. The share price of the Portfolio will change every day in response to market conditions. You may lose money if you invest in the Portfolio. For additional information on risk, please read “Investment Risks.”

MAIN RISKS

Market Risk. The Portfolio invests in equity securities (such as stocks) that are more volatile and carry more risks than some other forms of investment. The price of equity securities may rise or fall because of economic or political changes or changes in a company’s financial condition. Equity securities also are subject to “stock market risk” meaning that stock prices in general (or the types of stocks in which the Portfolio invests in particular) may decline over short or extended periods of time. When the value of the Portfolio’s securities goes down, your investment in the Portfolio decreases in value.

Smaller Companies. Investments in smaller, newer companies may be riskier than investments in larger, more established companies. Securities of smaller companies tend to be less liquid than securities of larger companies. In addition, small companies may be more vulnerable to economic, market and industry changes. Because economic events have a greater impact on smaller companies, there may be greater and more frequent changes in their stock price. This may cause unexpected and frequent decreases in the value of your investment in the Portfolio.

Not FDIC insured. An investment in the Portfolio is not a deposit of JPMorgan Chase & Co. or any of its affiliates or any other bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Intrepid Mid Cap Portfolio

How has the Portfolio performed?

By showing the variability of the Portfolio’s performance from year to year, the chart and table below help show the risk of investing in the Portfolio. The chart and table reflect that the Portfolio became the accounting successor to the financial history of the Pegasus Variable Mid-Cap Opportunity Fund on March 31, 1999. The returns in the bar chart and table below do not reflect charges of variable insurance contracts or Eligible Plans. If these charges were included, the returns would be lower than shown. Please remember that the past performance of the Portfolio is not necessarily an indication of how the Portfolio will perform in the future.

The Bar Chart shows changes in the Portfolio's performance from year to year. Total returns assume reinvestment of dividends and distributions.

Bar Chart (per calendar year)1

The Portfolio’s Class 1 shares year-to-date total return through 6/30/06 was         %.

[1]	As of the date of this prospectus, the Portfolio’s Class 2 shares had not commenced operations. The performance shown is that of the Portfolio’s Class 1 shares (which are not offered in this prospectus but which would have substantially similar annual returns because the shares are invested in the same portfolio of securities as Class 2 shares) and has not been adjusted to reflect the differences in fees and other expenses between the classes. The returns for Class 2 shares would have been lower than shown because Class 2 shares will have higher expenses than Class 1 shares.

Best Quarter:    22.38%    4Q1998            Worst Quarter:    -20.04%    3Q1998

The Average Annual Total Return Table shows how the Portfolio's average annual returns for the periods indicated compare to a broad measure of market performance. Average annual total returns for more than one year tend to smooth out variations in a Fund's total return and are not the same as actual year-by-year results.

Average Annual Total Returns through December 31, 20051

	1 YEAR	5 YEARS	10 YEARS
Intrepid Mid Cap Portfolio Class 1 shares	17.10%	6.63%	11.65%
Russell Mid Cap Index[2]	12.65%	8.45%	12.49%

[1]	As of the date of this prospectus, the Portfolio’s Class 2 shares had not commenced operations. The performance shown is that of the Portfolio’s Class 1 shares and has not been adjusted to reflect the differences in fees and other expenses between the classes. The returns for Class 2 shares would have been lower than shown because Class 2 shares will have higher expenses than Class 1 shares.
[2]	The Russell Mid Cap Index is an unmanaged index which measures the performance of the 800 smallest companies in the Russell 1000 Index, which companies represent approximately 25% of the total market capitalization of the Russell 1000 Index.

Intrepid Mid Cap Portfolio

Estimated Fees and Expenses

This table describes the estimated fees and expenses of Class 2 shares. The table does not include sales charges and other expenses imposed by variable insurance contracts or which may be imposed by Eligible Plans. For information concerning such charges and expenses, please refer to the literature that you received when you purchased your variable insurance contract.

ESTIMATED ANNUAL PORTFOLIO OPERATING EXPENSES	CLASS 2 SHARES
(expenses that are deducted from Portfolio assets)
Investment Advisory Fees[1]	0.65%
Distribution (Rule 12b-1) Fees	0.25%
Other Expenses[2]	0.20%
Total Annual Portfolio Operating Expenses[3]	1.10%
[1]	“Investment Advisory Fees” reflect new contractual fees implemented as of May 1, 2006.
[2]	“Other Expenses” are based on estimated amounts for the current fiscal year.
[3]	JPMorgan Investment Advisors and the Administrator have contractually agreed to waive fees and/or reimburse expenses to limit total annual portfolio operating expenses (excluding interest, taxes and extraordinary expenses and expenses related to the Board of Trustees’ deferred compensation plan) to 1.15% for the period through August , 2007.

Example

The example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. This example, however, does not include charges that are imposed by variable insurance contracts or which may be imposed by Eligible Plans. If these charges were included, the expenses listed would be higher. The example assumes that you invest $10,000 in the Portfolio for the time periods indicated and reflects what you would pay if either it redeemed all of its shares or if it continued to hold them at the end of the periods shown. The example also assumes that the investment has a 5% return each year and that the Portfolio's operating expenses remain the same. Actual costs may be higher or lower than those shown.

1 Year	$112
3 Years	350
5 Years	606
10 Years	1,340

FUND SUMMARY: INVESTMENTS, RISK & PERFORMANCE

JPMorgan Insurance Trust

Large Cap Value Portfolio

What is the goal of the Portfolio?

The Portfolio seeks to provide long-term capital appreciation.

What are the Portfolio's main investment strategies?

The Portfolio invests mainly in equity securities of large companies with market capitalizations in excess of $4 billion at the time of investment. In reviewing investment opportunities, J.P. Morgan Investment Management Inc. (JPMIM) uses a value-oriented approach. Companies are mainly selected based upon such valuation characteristics as price-to-earnings, price-to-book, and price-to-cash flow ratios which are at a discount to market averages. JPMIM also evaluates companies based on private market value, balance sheet strength, management depth and quality, market and industry position, normalized return on capital and the company’s business model. The Portfolio also may invest in the stock of companies which have “breakup values” well in excess of current market values or which have uniquely undervalued corporate assets. JPMIM also gives some consideration to a value company’s opportunity for growth in earnings, book value and cash flows. Stocks are sold based on price considerations or when other stocks present better opportunities. For more information about the Large Cap Value Portfolio’s investment strategies, please read “More About the Portfolios” and “Principal Investment Strategies.”

What are the main risks of investing in the Portfolio?

The main risks of investing in the Portfolio and the circumstances likely to adversely affect your investment are described below. The share price of the Portfolio will change every day in response to market conditions. You may lose money if you invest in the Portfolio. For additional information on risk, please read “Investment Risks.”

MAIN RISKS

Market Risk. The Portfolio invests in equity securities (such as stocks) that are more volatile and carry more risks than some other forms of investment. The price of equity securities may rise or fall because of economic or political changes or changes in a company’s financial condition. Equity securities also are subject to “stock market risk” meaning that stock prices in general (or in particular, the types of securities in which the Portfolio invests) may decline over short or extended periods of time. When the value of the Portfolio’s securities goes down, your investment in the Portfolio decreases in value.

Value Investing Risk. Value investing attempts to identify companies selling at a discount from JPMIM’s estimate of their true worth. Investment advisors using this approach generally select stocks at prices that, in their view, are temporarily low relative to the company’s earnings, assets, cash flow and dividends.

Value investing is subject to the risk that the stock’s intrinsic value may never be fully realized by the market or that a stock judged by JPMIM to be undervalued may actually be appropriately priced.

Large Cap Value Portfolio

Not FDIC Insured. An investment in the Portfolio is not a deposit of JPMorgan Chase & Co. or any of its affiliates or any other bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

The Portfolio's Performance

The Portfolio will commence operations on or after [                             , 2006,], and therefore has no reportable performance history. Once the Portfolio has performed for at least one calendar year, a bar chart and a performance table will be included in the Prospectus to show the performance of the Portfolio. Although past performance of a Portfolio is no guarantee of how it will perform in the future, historical performance may give you some indication of the risks of investing in the Portfolio.

Large Cap Value Portfolio

Estimated Fees and Expenses

This table describes the estimated fees and expenses of Class 2 shares. The table does not include sale charges and other expenses imposed by variable insurance contracts or which may be imposed by Eligible Plans. For information concerning such charges and expenses, please refer to the literature that you received when you purchased your variable insurance contract or Eligible Plan documents.

ESTIMATED ANNUAL FUND OPERATING EXPENSES	CLASS 2 SHARES
(expenses that are deducted from Portfolio assets)
Investment Advisory Fees	0.40%
Distribution (Rule 12b-1) Fees	0.25%
Other Expenses[1]	0.44%
Total Annual Fund Operating Expenses	1.09%
Fee Waiver and/or Expense Reimbursement[2]	(0.06)%
Net Expenses	1.03%
[1]	“Other Expenses” are based on estimated amounts for the current fiscal year.
[2]	JPMIM and the Administrator have contractually agreed to waive fees and/or reimburse expenses to limit total annual fund operating expenses (excluding interest, taxes and extraordinary expenses and expenses related to the Board of Trustees’ deferred compensation plan) to 1.03% for the period through August , 2007.

Examples

The example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. This example, however, does not include charges that are imposed by variable insurance contracts or which may be imposed by Eligible Plans. If these charges were included, the expenses listed would be higher. The example assumes that you invest $10,000 in the Portfolio for the time periods indicated and reflects what you would pay if either it redeemed all of its shares or if it continued to hold them at the end of the periods shown. The example also assumes that the investment has a 5% return each year and that the Portfolio's operating expenses remain the same. Information provided is based upon the Net Expenses shown in the fee and expense table through August , 2007 and Total Annual Fund Operating Expenses thereafter. Actual costs may be higher or lower than those shown.

1 Year	$105
3 Years	341

JPMORGAN

INSURANCE TRUST

More About the Portfolios

Each of the Portfolios described in this Prospectus is a series of JPMorgan Insurance Trust. All of the Portfolios, except the Large Cap Value Portfolio, are managed by JPMorgan Investment Advisors Inc. The JPMorgan Insurance Trust Large Cap Value Portfolio is managed by JPMIM. For more information about JPMorgan Insurance Trust, JPMorgan Investment Advisors and JPMIM, please read “Management of JPMorgan Insurance Trust” and the Statement of Additional Information.

Principal Investment Strategies

This Prospectus describes the Portfolios with a variety of investment objectives. The principal investment strategies that are used to meet each Portfolio’s investment strategy are described in “Fund Summaries: Investments, Risk & Performance” in the front of this prospectus. They are also described below.

FUNDAMENTAL POLICIES

Each Portfolio’s investment strategy may involve “fundamental policies.” A policy is fundamental if it cannot be changed without the consent of a majority of the outstanding shares of the Portfolio. All fundamental policies are specifically identified.

There can be no assurance that the Portfolios will achieve their investment objectives. The investment objective for each of the Portfolios, except the Large Cap Value Portfolio, is fundamental and cannot be changed without shareholder approval. Please note that each Portfolio may also use strategies that are not described below, but which are described in the Statement of Additional Information.

TYPES OF PORTFOLIOS. The following pages describe investment strategies that are used in more than one Portfolio. Where indicated, the strategies only apply to the Bond Portfolio or the Equity Portfolios.

THE BOND PORTFOLIO:

•	JPMorgan Insurance Trust Core Bond Portfolio

THE EQUITY PORTFOLIOS INCLUDE:

•	JPMorgan Insurance Trust Large Cap Growth Portfolio,
•	JPMorgan Insurance Trust Diversified Equity Portfolio,
•	JPMorgan Insurance Trust Diversified Mid Cap Growth Portfolio,
•	JPMorgan Insurance Trust Intrepid Mid Cap Portfolio, and
•	JPMorgan Insurance Trust Large Cap Value Portfolio

JPMORGAN INSURANCE TRUST. Although JPMorgan Insurance Trust Portfolios may have the same or similar investment objectives and investment strategies as similarly named JPMorgan Funds, JPMorgan Insurance Trust portfolios:

•	Are not the same funds as JPMorgan Funds;
•	Are smaller than JPMorgan Funds; and
•	Have different performance, fees and expenses than JPMorgan Funds.

JPMorgan Investment Advisors selects securities for the Bond Portfolio by analyzing both individual securities and different industry sectors. JPMorgan Investment Advisors looks for sectors and securities that it believes will perform consistently well over time as measured by total return. The Bond Portfolio attempts to achieve its investment objectives by selecting market sectors and securities that offer risk/reward advantages based on structural risks and credit trends. Individual securities that are purchased by the Portfolio are subject to a disciplined risk/reward analysis both at the time of purchase and on an ongoing basis. This analysis includes an evaluation of interest rate risk, credit risk and risks associated with the complex legal and technical structure of the investment (e.g., asset-backed securities and mortgage-backed securities).

JPMORGAN INSURANCE TRUST CORE BOND PORTFOLIO.  The Portfolio mainly invests in all types of debt securities rated as investment grade (or unrated debt securities which JPMorgan Investment Advisors determines to be of comparable quality), as well as preferred stock and loan participations. Such securities include government securities such as U.S. Treasury obligations as well as Fannie Mae, Ginnie Mae, Freddie Mac and other government agency mortgage-backed securities.

•	As a matter of fundamental policy, the Portfolio will invest at least 80% of its net assets in bonds. For purposes of this policy, the Portfolio’s net assets include borrowings by the Portfolio for investment purposes. Generally, such bonds will have intermediate to long maturities.

•	The Portfolio also may purchase taxable or tax-exempt municipal securities.

•	The Portfolio may invest in bonds and other debt securities that are rated in the lowest investment grade category.

•	The Portfolio’s average weighted maturity will ordinarily range between four and 12 years, although the Portfolio may shorten its average weighted maturity if deemed appropriate for temporary defensive purposes.

WHAT IS AVERAGE WEIGHTED MATURITY?

Average weighted maturity is the average of all the current maturities (that is, the term of the securities) of the individual securities in a Portfolio calculated so as to count most heavily those securities with the highest dollar value. Average weighted maturity is important to investors as an indication of a Portfolio’s sensitivity to changes in interest rates. Usually, the longer the average weighted maturity, the more fluctuation in share price you can expect. Mortgage-related securities are subject to prepayment of principal, which can shorten the average weighted maturity of the Portfolio’s investments. Therefore, in the case of a Portfolio holding mortgage-backed securities, asset-backed securities and similar types of securities, the average weighted maturity of the Portfolio is equivalent to its weighted average life. Weighted average life is the average weighted maturity of the cash flows in the securities held by the Portfolio given certain prepayment assumptions.

THE EQUITY PORTFOLIOS.  The investment strategies utilized by the Equity Portfolios are described in “Fund Summaries: Investments, Risk & Performance” and below.

JPMORGAN INSURANCE TRUST LARGE CAP GROWTH PORTFOLIO.  The Portfolio invests mainly in equity securities of large, well-established companies, including common stocks, and debt securities and preferred stocks which are convertible to common stocks. Large companies are defined as companies with market capitalizations in excess of $4 billion at the time of investment.

•	Under normal circumstances, at least 80% of the Portfolio’s assets will be invested in the equity securities of large, well-established companies. If the Portfolio decides to change this strategy, shareholders will be given 60 days advance notice.

JPMORGAN INSURANCE TRUST DIVERSIFIED EQUITY PORTFOLIO.  The Portfolio invests mainly in common stocks of companies that have the potential for continued earnings growth with strong fundamentals and a reasonable value.

•	Under normal circumstances, at least 80% of the Portfolio’s assets will be invested in equity securities. If the Portfolio decides to change this strategy, shareholders will be given 60 days advance notice.

•	The Portfolio also may invest up to 20% of the Portfolio’s assets in U.S. government securities, other investment grade fixed income securities, and cash and cash equivalents. Although the Portfolio may use these strategies, the Portfolio’s main investment strategy is to invest in equity securities.

JPMORGAN INSURANCE TRUST DIVERSIFIED MID CAP GROWTH PORTFOLIO.  The Portfolio invests in securities that have the potential to produce above-average earnings growth per share over a one- to three-year period. The Portfolio typically invests in mid-cap companies. Mid-cap companies are companies with market capitalizations similar to those within the universe of the Russell Mid Cap Growth Index at the time of investment.

•	Under normal circumstances, at least 80% of the Portfolio’s assets will be invested in equity securities of mid-cap companies, including common stocks and debt securities and preferred stocks both of which are convertible to common stock. If the Portfolio decides to change this strategy, shareholders will be given 60 days advance notice.

•	A portion of the Portfolio’s assets may be held in cash equivalents.

JPMORGAN INSURANCE TRUST INTREPID MID CAP PORTFOLIO.  The Portfolio invests mainly in equity securities of mid-cap companies. Mid-cap companies are companies with market capitalizations similar to those within the universe of the Russell Mid Cap Index at the time of investment.

•	Under normal circumstances, at least 80% of the Portfolio’s assets will be invested in common and preferred stocks, rights, warrants, convertible securities, and other equity securities of mid-cap companies. If the Portfolio decides to change this strategy, shareholders will be given 60 days advance notice.

•	Up to 25% of the Portfolio’s net assets may be invested in foreign securities. Up to 20% of the Portfolio’s total assets may be invested in U.S. government securities, other investment grade fixed income securities, and cash and cash equivalents. Although the Portfolio may use these strategies more in the future, the Portfolio’s main investment strategy is to invest in equity securities of mid-capitalization companies.

•

In managing the Portfolio, JPMorgan Investment Advisors adheres to a disciplined process for stock selection and portfolio construction. A proprietary multi-factor model is used to rank stocks quantitatively in the Portfolio’s investment universe on the basis of value and momentum factors. Value is measured by valuation multiples, while momentum is captured by factors such as relative price strength and earnings revisions.

•	Stocks held in the Portfolio that have become over-valued and/or whose momentum has deteriorated materially may trigger a sell signal. Stocks that are sold are generally replaced with stocks that are attractive based on proprietary quantitative rankings and that also contribute favorably to the risk exposures of the entire portfolio.

•	Risk or factor exposures are actively managed through portfolio construction. The portfolio construction process controls for the sector and industry weights, the rate of turnover, the number of stocks held and position size.

•	A portion of the Portfolio’s assets may be held in cash equivalents.

JPMORGAN INSURANCE TRUST LARGE CAP VALUE PORTFOLIO. The Portfolio invests in equity securities of large companies that are believed to be selling below their long-term investment values. Large companies are defined as companies with market capitalizations in excess of $4 billion at the time of investment.

•	Under normal circumstances, at least 80% of the Portfolio’s net assets (including borrowing for investment purposes) will be invested in equity securities of large companies, including common stocks, and debt securities and preferred stocks which are convertible to common stock. If the Portfolio decides to change this strategy, shareholders will be given 60 days advance notice.

•	A portion of the Portfolio’s assets may be held in cash equivalents.

Investment Risks

The risks associated with investing in the Portfolios are described below and in “Fund Summaries: Investments, Risk & Performance” at the front of this prospectus. For information concerning risks associated with specific types of investments, please read Appendix A.

FIXED INCOME SECURITIES. Investments in fixed income securities (for example, bonds) will increase or decrease in value based on changes in interest rates. If rates increase, the value of a Portfolio’s investments generally declines. On the other hand, if rates fall, the value of the investments generally increases. The value of your investment in the Portfolio will increase and decrease as the value of a Portfolio’s investments increase and decrease. While securities with longer duration and maturities tend to produce higher yields, they also are subject to greater fluctuations in value when interest rates change. Usually, changes in the value of fixed income securities will not affect cash income generated, but may affect the value of your investment. Fixed income securities also are subject to the risk that the issuer of the security will be unable to meet its repayment obligation (i.e., credit risk).

U.S. GOVERNMENT SECURITIES.  U.S. government securities may be guaranteed by the U.S. Treasury, by the right to borrow from the U.S. Treasury, or only by the agency or instrumentality issuing the security. Certain agencies and instrumentalities are supported only by the right of the issuer to borrow from the U.S. Treasury, while others are supported by their own credit. No assurance can be given that the U.S. government would provide financial support to its agencies or instrumentalities unless required to do so by law.

Mortgage-backed securities may be issued by various U.S. governmental agencies such as Ginnie Mae, U.S. government-related organizations such as Fannie Mae and Freddie Mac, and non-governmental issuers. Ginnie Mae is a wholly-owned U.S. corporation that is authorized to guarantee, with the full faith and credit of the U.S. government, the timely payment of principal and interest on its securities. By contrast, U.S. government-related organizations such as Fannie Mae and Freddie Mac may guarantee the timely payment of principal and interest on their securities, but such guarantees are not backed by the full faith and credit of the U.S. government.

DERIVATIVES. The Portfolios may invest in securities that may be considered to be derivatives. These securities may be more volatile than other investments. Derivatives present, to varying degrees, market, credit, leverage, liquidity and management investment risks. JPMorgan Investment Advisors or JPMIM performs a risk/reward analysis on derivatives by analyzing each derivative individually and in the aggregate.

WHAT IS A DERIVATIVE? Derivatives are securities or contracts (like futures and options) that derive their value from the performance of underlying assets or securities.

SMALL-CAPITALIZATION COMPANIES. Investments in smaller, younger companies may be riskier and more volatile than investments in larger, more established companies. These companies may be more vulnerable to changes in economic conditions, specific industry conditions, market fluctuations and other factors affecting the profitability of other companies. Because economic events may have a greater impact on smaller companies, there may be a greater and more frequent fluctuation in their stock price. This may cause frequent and unexpected increases or decreases in the value of your investment.

FOREIGN SECURITIES. Investments in foreign securities involve risks different from investments in U.S. securities. These risks include the risks associated with higher transaction costs, delayed settlements, currency controls and adverse economic developments. This also includes the risk that fluctuations in the exchange rates between the U.S. dollar and foreign currencies may negatively affect an investment. Adverse changes in exchange rates may erode or reverse any gains produced by foreign currency denominated investments and widen any losses. Exchange rate volatility also may affect the ability of an issuer to repay U.S. dollar denominated debt, thereby increasing credit risk. Because of these risk factors, the share price of the Portfolios that invest in foreign securities is expected to be volatile, and you should be able to sustain sudden, and sometimes substantial, fluctuations in the value of your investment.

LOWER RATED SECURITIES. The Core Bond Portfolio may purchase corporate and municipal bonds that are rated in any category. Securities rated in the lower investment grade category by Moody’s Investor Service Inc. (Moody’s), Standard & Poor’s Corporation (S&P), and Fitch Investors Service (Fitch) or the equivalent by another national rating organization, or securities that are unrated but are deemed by the adviser to be of comparable quality, may have fewer protective provisions than higher rated securities. Bonds in the lowest investment grade rating category are considered to have speculative characteristics. Changes in economic conditions or other circumstances may have a greater effect on the ability of issuers of these securities to make principal and interest payments than they do on issuers of higher grade securities. Bonds rated below investment grade are considered speculative and may be classified as “junk bonds.” Junk bonds are considered to be high risk investments. These risks include greater risk of loss, greater sensitivity to interest rate and economic changes, valuation difficulties, liquidity difficulties, the greater volatility of the high yield bond market and the greater volatility of the credit quality of these securities. The Core Bond Portfolio will invest no more than 5% of its net assets in securities rated below investment grade.

Portfolio Quality

Various rating organizations (like S&P and Moody’s) assign ratings to securities (other than equity securities). Generally, ratings are divided into two main categories: “Investment Grade Securities” and “Non-Investment Grade Securities.” Although there is always a risk of default, rating agencies believe that issuers of Investment Grade Securities have a high probability of making payments on such securities. Non-Investment Grade Securities include securities that, in the opinion of the rating agencies, are more likely to default than Investment Grade Securities.

The Portfolios only purchase securities that meet the rating criteria described below. JPMorgan Investment Advisors or JPMIM will look at a security’s rating at the time of investment. If the securities are unrated, JPMorgan Investment Advisors or JPMIM must determine that they are of comparable quality to rated securities. Subsequent to its purchase by a Portfolio, a security may cease to be rated or its rating may be reduced below the minimum rating required for purchase by the Portfolio. JPMorgan Investment Advisors or JPMIM will consider such an event in determining whether the Portfolio should continue to hold the security.

RATINGS OF THE CORE BOND PORTFOLIO’S SECURITIES

JPMorgan Insurance Trust Core Bond Portfolio may purchase securities that meet the following rating criteria:

•	debt securities — rated in any of the four investment grade rating categories.

•	preferred stock — rated in any of the four highest investment grade rating categories.

•	commercial paper — rated in the highest or second highest rating categories.

•	municipal securities — rated in any of the four highest rating categories.

RATINGS OF THE EQUITY PORTFOLIOS’ SECURITIES

•	If a Portfolio invests in municipal bonds, the bonds must be rated as investment grade.

•	Other municipal securities, such as tax-exempt commercial paper, notes and variable rate demand obligations, must be rated in one of the two highest investment grade categories at the time of investment.

•	Corporate bonds generally will be rated in one of the three highest investment grade categories.

•	JPMorgan Investment Advisors and JPMIM each reserves the right to invest in corporate bonds that present attractive opportunities and are rated in the lowest investment grade category. These corporate bonds may be riskier than higher rated bonds.

•	Commercial paper must be rated in the highest or second highest rating categories.

For more information about ratings, please see “Description of Ratings” in the Statement of Additional Information.

Temporary Defensive Positions

To respond to unusual market conditions, the Portfolios may invest their assets in cash and cash equivalents for temporary defensive purposes. These investments may result in a lower yield than lower-quality or longer term investments and may prevent the Portfolios from meeting their investment objectives.

WHAT IS A CASH EQUIVALENT?

Cash Equivalents are highly liquid, high quality instruments with maturities of three months or less on the date they are purchased. They include securities issued by the U.S. government, its agencies and instrumentalities, repurchase agreements (other than equity repurchase agreements), certificates of deposit, bankers’ acceptances, commercial paper (rated in one of the two highest rating categories), variable rate master demand notes, money market mutual funds and bank money market deposit accounts.

Core Bond Portfolio.    For temporary defensive purposes as determined by JPMorgan Investment Advisors, the Core Bond Portfolio may invest up to 100% of its assets in cash equivalents, and may hold a portion of its assets in cash for liquidity purposes.

Equity Portfolios.    For temporary defensive purposes as determined by JPMorgan Investment Advisors or JPMIM, the Equity Portfolios may invest 100% of their total assets in cash and cash equivalents.

While the Portfolios are engaged in a temporary defensive position, they will not be pursuing their investment objectives. Therefore, the Portfolios will pursue a temporary defensive position only when market conditions warrant.

Portfolio Turnover

The Portfolios may engage in active and frequent trading of portfolio securities to achieve their principal investment strategies. Portfolio turnover may vary greatly from year to year, as well as within a particular year.

JPMORGAN INSURANCE TRUST

Shareholder Information

Pricing Portfolio Shares

HOW ARE PORTFOLIO SHARES PRICED? Shares are sold at net asset value (NAV) per share. NAV per share for each Portfolio is determined as of the close of regular trading on the New York Stock Exchange (NYSE) (usually 4 P.M. Eastern Time (ET)), on each day the Portfolios are open for business. On occasion, the NYSE will close before 4 P.M. ET. When that happens, the NAV will be calculated as of the time the NYSE closes. NAV per share is calculated by dividing the total market value of a Portfolio’s investments and other assets allocable to a class (minus class liabilities) by the number of outstanding shares in that class.

The market value of a Portfolio’s investments is determined primarily on the basis of readily available market quotations. Certain short-term securities are valued at amortized cost, which approximates market value. If market quotations are not readily available or if available market quotations are determined not to be reliable or if a security’s value has been materially affected by events occurring after the close of trading on the exchange or market on which the security is principally traded (for example, a natural disaster affecting an entire country or region, or an event that affects an individual company), but before a Portfolio’s NAV is calculated, that security may be valued at its fair value in accordance with policies and procedures adopted by the Portfolios’ Board of Trustees. A security’s valuation may differ depending on the method used for determining value. Shareholders who purchase and redeem shares when NAV has been determined using fair valuation procedures may receive more or less shares or redemption proceeds than they otherwise would have received if securities were not valued using the Trust’s fair valuation procedures. In addition, the Portfolios have implemented fair value pricing on a daily basis for all non-U.S. and non-Canadian equity securities held by the Portfolios. The fair value pricing utilizes the quotations of an independent pricing service unless the adviser, in accordance with valuation procedures adopted by the Portfolios’ Board of Trustees, determines that the market quotations do not accurately reflect the value of a security and determines that the use of another fair valuation methodology is appropriate. Because of the use of fair value pricing on a daily basis for non-U.S. and non-Canadian equity securities, the NAV of Portfolios that invest significantly in such securities would be expected to be most affected by fair valuation although the NAV of other Portfolios may also be affected from time to time. The Board of Trustees receives regular reporting concerning the operation of the fair value procedures.

WHEN CAN PORTFOLIO SHARES BE PURCHASED? Purchases may be made on any business day for the Portfolios. This includes any day that the Portfolios are open for business, other than weekends and days on which the NYSE is closed, including the following holidays: New Year’s Day, Martin Luther King, Jr. Day, Presidents’ Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day, and Christmas Day.

Purchasing Portfolio Shares

WHO CAN PURCHASE SHARES OF THE PORTFOLIOS? Shares of the Portfolios are sold at NAV per share to separate accounts of insurance companies investing on instructions of contract owners of variable insurance contracts. You and other purchasers of variable insurance contracts will not own shares of the Portfolios directly. Rather, all shares will be held by the separate accounts for your benefit and the benefit of other purchasers of variable insurance contracts. Shares are also available at NAV per share to Eligible Plans for the benefit of their participants. All investments in the Portfolios are credited to the shareholder’s account in the form of full or fractional shares of the designated Portfolios. Purchase orders from variable insurance contract holders received in proper form by an insurance company or from participants received by Eligible Plans on a given business day are priced at the NAV calculated on such day, provided that the order and federal funds in the net amount of such order is received by the Portfolio in proper form on the next business day. The insurance company or Eligible Plan administrator or trustee is responsible for properly transmitting purchase orders and federal funds.

The Portfolios do not issue share certificates. The interests of different separate accounts are not always the same and material, irreconcilable conflicts may arise. The Board of Trustees will monitor events for such conflicts and, should they arise, will determine what action, if any, should be taken.

Federal law requires a Portfolio to obtain, verify and record an accountholder’s name, principal place of business and Employer Identification Number or other government issued identification when opening an account. The Portfolio may require additional information in order to open a corporate account or under certain other circumstances. This information will be used by the Portfolio or its transfer agent, to attempt to verify the accountholder’s identity. The Portfolio may not be able to establish an account if the accountholder does not provide the necessary information. In addition, the Portfolio may suspend or limit account transactions while it is in the process of attempting to verify the accountholder’s identity. If the Portfolio is unable to verify the accountholder’s identity after an account is established, the Portfolio may be required to involuntarily redeem the accountholder’s shares and close the account. Losses associated with such involuntary redemption may be borne by the investor.

ABUSIVE TRADING. The Portfolios do not authorize market timing. Market timing is an investment strategy using frequent purchases and redemptions in an attempt to profit from short-term market movements. Market timing may result in dilution of the value of Portfolio shares held by long-term variable insurance contract owners or participants in Eligible Plans, disrupt portfolio management and increase Portfolio expenses for all shareholders. Although market timing may affect any Portfolio, these risks may be higher for Portfolios that invest significantly in non-U.S. securities or thinly traded securities (e.g., certain small cap securities), such as international, global or emerging market funds or small cap funds. For example, when a Portfolio invests in securities trading principally in non-U.S. markets that close prior to the close of the NYSE, market timers may seek to take advantage of the difference between the prices of these securities at the close of their non-U.S. markets and the value of such securities when the Portfolio calculates its net asset value.

The Portfolios’ Board of Trustees has adopted policies and procedures with respect to market timing. Market timers may disrupt portfolio management and harm Portfolio performance. Because purchase and sale transactions are submitted to each Portfolio on an aggregated basis by the insurance company issuing the variable insurance contract or by an Eligible Plan, each Portfolio is not able to identify market timing transactions by individual variable insurance contract owners or Eligible Plan participants. Short of rejecting all transactions made by a separate account or Eligible Plan, the Portfolio lacks the ability to reject transactions by individual contract owners or Eligible Plan participants. A Portfolio, therefore, has to rely upon the insurance companies to police restrictions in the variable insurance contracts or according to the insurance company’s administrative policies; those restrictions will vary from variable insurance contract to variable insurance contract. Similarly, with respect to Eligible Plans, the Portfolios are often dependent upon a Plan’s Financial Intermediaries who utilize their own policies and procedures to identify market timers. The Portfolios have attempted to put safeguards in place to assure that Financial Intermediaries, including insurance companies, have implemented procedures designed to deter market timing and abusive trading. Each Portfolio will also seek to monitor for market timing activities, such as unusual cash flows, and work with the applicable insurance company or Eligible Plan to determine whether or not market timing or abusive trading is involved. The Portfolios or the Distributor will prohibit any purchase order with respect to one investor, a related group of investors or their agent(s), where they detect a pattern of purchases and sales of the Portfolios that indicates market timing or trading they determine is abusive to the extent possible. The Portfolios will seek to apply these policies as uniformly as practicable. It is, however, more difficult to locate and eliminate individual market timers in the separate accounts or Eligible Plans and there can be no assurances that the Portfolios will be able to effectively identify and eliminate market timing and abusive trading in the Portfolios. Variable insurance contract owners should consult the prospectus for their variable insurance contract for additional information on contract level restrictions relating to market timing.

Rule 12b-1 Fees

Each Portfolio described in this prospectus has adopted a Distribution Plan under Rule 12b-1 that allows it to pay distribution fees for the sale and distribution of the Class 2 shares of the Portfolios. These fees are called “Rule 12b-1 fees.” Rule 12b-1 fees are paid by the Portfolios to the Distributor as compensation for its services and expenses in connection with the sale and distribution of Portfolio shares. The Distributor in turn pays all or part of these Rule 12b-1 fees to financial intermediaries, including the participating insurance companies or their affiliates, that have agreements with the Distributor to sell shares of the Portfolios. The Distributor may pay Rule 12b-1 fees to its affiliates.

Each Portfolio pays annual distribution fees of up to 0.25% of the average daily net assets attributable to Class 2 shares.

Because Rule 12b-1 fees are paid out of Portfolio assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

Voting And Meetings

HOW ARE SHARES OF THE PORTFOLIO VOTED? If required by the Securities and Exchange Commission (SEC), the insurance company that issued your variable insurance contract will solicit voting instructions from you and other purchasers of variable insurance contracts with respect to any matters that are presented to a vote of shareholders. To the extent your insurance is required to vote the total Portfolio shares held in its separate accounts on a proportional basis, it is possible that a small number of variable insurance contract owners would be able to determine the outcome of a matter. Each Portfolio or class votes separately on matters relating solely to that Portfolio or class or which affect that Portfolio or class differently. However, all shareholders will have equal voting rights on matters that affect all shareholders equally. Shareholders shall be entitled to one vote for each share held.

WHEN ARE SHAREHOLDER MEETINGS HELD? The Trust does not hold annual meetings of shareholders but may hold special meetings. Special meetings are held, for example, to elect or remove Trustees, change a Portfolio’s fundamental investment objectives, or approve an investment advisory contract.

Redeeming Portfolio Shares

Separate accounts may redeem shares to make benefit or surrender payments to you and other purchasers of variable insurance contracts or for other reasons described in the separate account literature that you received when you purchased your variable insurance contract. Eligible Plans may also redeem shares at any time. Redemptions are processed on any day on which the Portfolios are open for business. Redemption orders from variable insurance contract owners received in proper form by an insurance company or from participants received by Eligible Plans on a given business day are priced at the NAV calculated on such day, provided that the order is received by the Portfolio in proper form on the next business day. The insurance company or Eligible Plan administrator or trustee is responsible for properly transmitting redemption orders.

Dividends

•	All dividends are distributed to the separate accounts on an annual basis and will be automatically reinvested in Portfolio shares unless an election is made on behalf of a separate account to receive some or all of the dividends in cash.

•	Dividends are not taxable as current income to you or other purchasers of variable insurance contracts.

Questions

•	Any questions regarding the Portfolios should be directed to JPMorgan Insurance Trust, 1111 Polaris Parkway, Columbus, Ohio 43271-1235, 1-800-480-4111. All questions regarding variable insurance contracts should be directed to the address or telephone number indicated in the prospectuses or other literature that you received when you purchased your variable insurance contract.

Tax Information

Each Portfolio intends to qualify as a “regulated investment company” for U.S. federal income tax purposes and to meet all other requirements necessary for it to be relieved of U.S. federal income taxes on income and gains it distributes to the separate accounts. Each Portfolio will distribute any net investment income and net realized capital gains at least annually. Both types of distributions will be made in shares of such Portfolios unless an election is made on behalf of a separate account to receive some or all of the distributions in cash.

Tax Consequences to Variable Insurance Contract Owners. Generally, owners of variable insurance contracts are not taxed currently on income or gains realized with respect to such contracts. However, some distributions from such contracts may be taxable at ordinary income tax rates. In addition, distributions made to an owner who is younger than 59 1/2 may be subject to a 10% penalty tax. Investors should ask their own tax advisors for more information on their own tax situation, including possible state or local taxes.

In order for investors to receive the favorable tax treatment available to holders of variable insurance contracts, the separate accounts underlying such contracts, as well as the Portfolios in which such accounts invest, must meet certain diversification requirements. Each Portfolio intends to comply with these requirements. If a Portfolio does not meet such requirements, income allocable to the contracts would be taxable currently to the contracts owners.

Under Treasury regulations, insurance companies holding the separate accounts must report to the Internal Revenue Service losses above a certain amount resulting from a sale or disposition of Portfolio shares. For a further discussion of the tax consequences of variable annuity and variable life contracts, please refer to the prospectuses or other documents that you received when you purchased your variable annuity or variable life product.

Tax Consequences to Eligible Plan Participants. Generally, Eligible Plan participants are not taxed currently on distributions of net investment income and capital gains to such plans. Contributions to these plans may be tax deductible, although distributions from these plans are generally taxable. In the case of Roth IRA accounts, contributions are not tax deductible, but distributions from the plan may be tax free.

Please refer to the Statement of Additional Information for more information regarding the tax treatment of the Portfolios.

Availability of Proxy Voting Record

The Trustees have delegated the authority to vote proxies for securities owned by the Portfolios to JPMorgan Investment Advisors or JPMIM as adviser to a Portfolio. A copy of each Portfolio’s voting record for the most recent 12-month period ended June 30 is available on the SEC’s website at www.sec.gov or in the variable insurance portfolio section of www.jpmorganfunds.com no later than August 31 of each year. Each Portfolio’s proxy voting record will include, among other things, a brief description of the matter voted on for each portfolio security and state how each vote was cast, for example, for or against the proposal.

Portfolio Holdings Disclosure

No sooner than 30 days after the end of each month, each Portfolio will make available upon request an uncertified, complete schedule of its portfolio holdings as of the last day of that month. Not later than 60 days after the end of each fiscal quarter, each Portfolio will make available a certified, complete schedule of its portfolio holdings as of the last day of that quarter. In addition to providing hard copies upon request, the Portfolios will post these quarterly schedules in the variable insurance portfolio section of www.jpmorganfunds.com and on the SEC’s website at www.sec.gov.

Each Portfolio’s top ten holdings (and for the Equity Portfolios, each Equity Portfolio’s top five holdings that contributed to Portfolio performance and the top five holdings that detracted from Portfolio performance) as of the last day of each month and each calendar quarter are posted in the variable insurance portfolio section of www.jpmorganfunds.com no sooner than 15 days after the end of that month or calendar quarter respectively.

Shareholders may request portfolio holdings schedules at no charge by calling 1-800-480-4111.

A description of the Portfolios’ policies and procedures with respect to the disclosure of the Portfolios’ holdings is available in the Statement of Additional Information.

JPMORGAN

INSURANCE TRUST

Management of JPMorgan Insurance Trust

    The Adviser

JPMorgan Investment Advisors Inc (1111 Polaris Parkway, P.O. Box 710211, Columbus, Ohio 43271-0211) makes the day-to-day investment decisions for all the Portfolios, except the Large Cap Value Portfolio, and continuously reviews, supervises and administers each of these Portfolios’ investment program. JPMIM is the investment adviser to the Large Cap Value Portfolio and makes the day-to-day investment decisions for the Portfolio.

JPMorgan Investment Advisors and JPMIM each perform its responsibilities subject to the supervision of, and policies established by, the Trustees of JPMorgan Insurance Trust. In addition, JPMorgan Investment Advisors and JPMIM each serve as investment adviser to other mutual funds and individual corporate, charitable, and retirement accounts.

JPMorgan Investment Advisors is an indirect, wholly-owned subsidiary of JPMorgan Chase. JPMorgan Investment Advisors Inc. is referred to in this prospectus as “JPMorgan Investment Advisors.”

JPMIM is located at 245 Park Avenue, New York, NY 10167. JPMIM is a wholly-owned subsidiary of J.P. Morgan Asset Management Holdings, Inc., which is a wholly-owned subsidiary of JPMorgan Chase & Co. (JPMorgan Chase), a bank holding company.

    The Administrator

JPMorgan Funds Management, Inc. (the Administrator) (1111 Polaris Parkway, Suite 2-J, P.O. Box 711235, Columbus, Ohio 43271-1235) provides administrative services and oversees the Portfolios’ other service providers. The Administrator receives a pro-rata portion of the following annual fee on behalf of each Portfolio for administrative services: 0.15% of the first $25 billion of average daily net assets of all Funds (excluding funds of funds and money market funds) in the JPMorgan Funds Complex and 0.075% of average daily net assets over $25 billion. The Administrator is an indirect, wholly-owned subsidiary of JPMorgan Chase.

    The Distributor

JPMorgan Distribution Services, Inc. (the Distributor or JPMDS) (1111 Polaris Parkway, Suite 2-J, P.O. Box 711235, Columbus, Ohio 43271-1235) is the distributor for the Portfolios. The Distributor is an indirect, wholly-owned subsidiary of JPMorgan Chase.

    Advisory Fees

JPMorgan Investment Advisors is paid a fee based on an annual percentage of the average daily net assets of each Portfolio. For the fiscal year ended December 31, 2005, the Portfolios paid advisory fees (net of waivers) at the following rates:

PORTFOLIO	ANNUAL RATE AS PERCENTAGE OF AVERAGE DAILY NET ASSETS
Core Bond Portfolio*	0.56%
Large Cap Growth Portfolio	0.65%
Diversified Mid Cap Growth Portfolio	0.65%
Diversified Equity Portfolio*	0.73%
Intrepid Mid Cap Portfolio*	0.71%

*	Beginning May 1, 2006, the contractual advisory fees for the Portfolios shown below were changed to the following rates:

FUND	ANNUAL RATE AS PERCENTAGE OF AVERAGE DAILY NET ASSETS
Core Bond Portfolio	0.40
Diversified Equity Portfolio	0.55
Intrepid Mid Cap Portfolio	0.65

The Large Cap Value Portfolio will pay JPMIM a management fee of 0.40% of the average daily net assets.

A discussion of the basis the trustees of the Trust used in reapproving the investment advisory agreements for the Portfolios (except Large Cap Value Portfolio) is available in the annual report for the most recent fiscal year ended December 31. A discussion of the basis the trustees of the Trust used in approving the investment advisory agreements for the Large Cap Value Portfolio will be available in the first annual report for the Portfolio for the fiscal year ended December 31.

Additional Compensation to Financial Intermediaries — Revenue Sharing

JPMorgan Investment Advisors, JPMIM, JPMDS, and from time to time, other affiliates of JPMorgan Investment Advisors and JPMIM, may also at their own expense and out of their own legitimate profits, provide additional cash payments to Financial Intermediaries who sell shares of the Portfolios. For the Portfolios, Financial Intermediaries include insurance companies and their affiliated broker-dealers, retirement or 401(k) plan administrators and others, including various affiliates of JPMorgan Chase, that have entered into an agreement with JPMDS. These additional cash payments are generally made to Financial Intermediaries that provide shareholder or administrative services to variable insurance contract owners or Eligible Plan participants or marketing support.

The Portfolio Managers

The Bond Portfolio is managed by a team of portfolio managers and research analysts. The portfolio managers work together to establish general duration, sector and yield curve strategies for the Portfolio. Each team member makes recommendations about securities to be purchased and sold in the Portfolio. The research analysts provide individual security and sector recommendations regarding their area of focus, while the portfolio managers select and allocate individual securities in a manner designed to meet the investment objectives of the Portfolio.

•	Core Bond Portfolio. Douglas Swanson is the lead portfolio manager responsible for the day-to-day management of the Core Bond Portfolio. He has led the team responsible for management of the Core Bond Portfolio since 1999. He is responsible for establishing daily tactical decision-making for all taxable bond money management as it relates to strategic investment policy and benchmarking, composite and investment style oversight and performance oversight. Mr. Swanson has been employed by JPMorgan Investment Advisors and/or predecessor firms since 1983. Previously he was managing director of the taxable bond team for Banc One Investment Advisors and was first vice president and manager at First Chicago NBD Corporation, where he worked on government/corporate securities and managed various Pegasus Funds. Mark Jackson has been part of the team responsible for management of the Portfolio since May 2006. Mr. Jackson, CFA is a Fixed Income Portfolio Manager for the Taxable Bond Team, responsible for managing taxable bond portfolios for institutional clients and other mutual funds. Mr. Jackson has been employed by JPMorgan Investment Advisors and/or predecessor firms since 1996, having first served as first vice president in the taxable fixed income group at First Chicago NBD and as an associate manager of the Pegasus Multi-Sector Bond Fund. Previously, he served as portfolio manager for Alexander Hamilton Life Insurance Company and was also with Public Employees Retirement System of Ohio as a portfolio manager.

The Equity Portfolios, are managed by portfolio managers teamed with growth, blend or value style analysts. The teams meet regularly to discuss industry conditions and trends, individual stocks, the market and the economy. The research analysts provide in-depth industry analysis and recommendations, while portfolio managers determine strategy, industry weightings, Portfolio holdings and cash positions.

•	Large Cap Growth Portfolio. Giri Devulapally and Christopher Mark Vyvyan Jones are the portfolio managers for the Large Cap Growth Portfolio. Mr. Devulapally joined JPMorgan Investment Advisors in July 2004. In addition to his position at JPMorgan Investment Advisors, Mr. Devulapally is a vice president of JPMIM and a portfolio manager in the JPMorgan U.S. Equity Group. Mr. Devulapally has worked for JPMIM since 2003. Prior to joining JPMIM, he worked for T. Rowe Price for six years, where he was an analyst specializing in technology and telecommunications. He is also a CFA charter holder. Biographical information on Mr. Jones is included under the Diversified Mid Cap Growth Portfolio.

•	Diversified Equity Portfolio. Susan Bao, CFA, and Helge Skibeli are the portfolio managers leading a team of research analysts for the Diversified Equity Portfolio. Ms. Bao and Mr. Skibeli joined JPMorgan Investment Advisors in July 2004. In addition to her position with JPMorgan Investment Advisors, Ms. Bao is a vice president of JPMIM and a portfolio manager in the JPMorgan U.S. Equity Group. She has been vice president of JPMIM or one of its affiliates since 1997. In addition to his position with JPMorgan Investment Advisors, Mr. Skibeli is also a managing director of JPMIM and head of the U.S. Equity Research Group. Mr. Skibeli has worked for JPMIM or one of its affiliates since 1990.

•

Diversified Mid Cap Growth Portfolio. Christopher Mark Vyvyan Jones and Timothy Parton serve as portfolio managers for the Diversified Mid Cap Growth Portfolio. Mr. Jones and Mr. Parton joined JPMorgan Investment Advisors in July 2004. In addition to his position at JPMorgan Investment Advisors, Mr. Jones is a managing director of JPMIM and has worked as a portfolio manager with various affiliates of JPMIM since

1982. In addition to his position at JPMorgan Investment Advisors, Mr. Parton is a vice president of JPMIM. He has worked for JPMIM or one of its affiliates since 1986.

•	Intrepid Mid Cap Portfolio. The portfolio management team for the Intrepid Mid Cap Portfolio is led by Silvio Tarca, managing director and CFA. Robert Weller, vice president and CFA and Jason Alonzo, vice president, are members of the portfolio management team. Mr. Tarca joined JPMorgan Investment Advisors in July 2004 and has been with JPMIM or its affiliates (or one of its predecessors) since 2000. Prior to his current position, he served as a quantitative research analyst in the JPMorgan Emerging Markets Equity Group. Mr. Weller joined JPMorgan Investment Advisors in August 2004 and has been with JPMIM or its affiliates (or one of its predecessors) since 1997. Prior to his current position, he served as a portfolio assistant in the JPMorgan Chase Private Bank U.S. Equity Group. Mr. Alonzo joined JPMorgan Investment Advisors in July 2004 and has been with JPMI or its affiliates since 2000. Mr. Alonzo previously worked as an investment assistant in the U.S. Equity Group, and prior to that as an analyst in the Internal Consulting Services program, completing assignments in Corporate Technology, LabMorgan, Credit Derivatives, and ultimately the U.S. retail equity group.

•	Large Cap Value Portfolio. Bradford L. Frishberg is the portfolio manager for the Large Cap Value Portfolio. Mr. Frishberg is a managing director of JPMIM and has worked for JPMIM or one of its affiliates since 1996.

The Statement of Additional Information provides additional information about the other accounts managed by the portfolio managers, if any, the structure of their compensation and their ownership of Portfolio securities.

Legal Proceedings

None of the actions described below alleges that any unlawful activity took place with respect to the Portfolios whose shares are offered in this prospectus.

On June 29, 2004, JPMorgan Investment Advisors Inc., formerly known as Banc One Investment Advisors Corporation (BOIA), an adviser to the Trust, entered into agreements with the Securities and Exchange Commission (SEC) and the New York Attorney General (NYAG) in resolution of investigations conducted by the SEC and the NYAG into market timing of certain mutual funds advised by BOIA, possible late trading of certain of these funds and related matters. In this connection, BOIA or its affiliates agreed to pay disgorgement and a civil money penalty in an aggregate amount of $50 million. The settlement agreement with the NYAG also requires BOIA to reduce its management fee for certain series of the former One Group Mutual Funds (now known as JPMorgan Trust II), in an aggregate amount of approximately $8 million annually over a five year period commencing September 2004. In addition, BOIA has agreed to and has commenced implementation of undertakings relating to, among other things, governance and compliance initiatives.

In addition to the matters involving the SEC and NYAG, various lawsuits have been filed against BOIA, certain current trustees of JPMorgan Funds, certain former trustees of One Group Mutual Funds and various affiliates of BOIA, including the Distributor. In addition, the West Virginia Securities Commissioner entered a cease and desist order. The lawsuits and the cease and desist order generally relate to the same facts that were the subject of the SEC order and NYAG settlement discussed above. These actions seek, among other things, compensatory damages, restitution, disgorgement of unjustly earned profits, punitive damages, removal of certain current Trustees of JPMorgan Funds, removal of the One Group Mutual Funds’ investment adviser (e.g., BOIA) and distributor, rescission of the distribution and service plans adopted under Rule 12b-1 of the Investment Company Act of 1940, and attorneys’ fees. In February 2004, these cases were transferred to the United States District Court for the District of Maryland for consolidated or coordinated pretrial case management. On November 3, 2005, the district court ruled that all claims in the consolidated amended class action complaint against One Group Mutual Funds would be dismissed. The court also ruled that certain claims in the complaint and in the consolidated amended fund derivative complaint against other defendants would be dismissed. On March 1, 2006, the district court entered an order implementing these rulings, in which it dismissed certain claims against BOIA and its affiliates, all claims against One Group Mutual Funds, and all claims but one against the Trustees and former Trustees. On May 30, 2006, the district court ruled that the remaining claim against the Trustees and former Trustees is to be dismissed as well.

JPMORGAN

INSURANCE TRUST

FINANCIAL HIGHLIGHTS

The Financial Highlights tables are intended to help you understand the Portfolios’ performance for the last five years or periods of the Portfolios’ operations, whichever is shorter. Because the Class 2 shares of the Portfolios had not yet commenced operations as of the date of this prospectus, no financial highlights are shown.

JPMORGAN

INSURANCE TRUST

Appendix A

Investment Practices

The Portfolios invest in a variety of securities and employ a number of investment techniques. Each security and technique involves certain risks. What follows is a list of some of the securities and techniques which may be utilized by the Portfolios, as well as the risks inherent in their use. Equity securities are subject mainly to market risk. Fixed income securities are primarily influenced by market, credit and prepayment risks, although certain securities may be subject to additional risks. For a more complete discussion, see the Statement of Additional Information. Following the table is a more complete discussion of risk.

PORTFOLIO NAME	PORTFOLIO CODE
JPMorgan Insurance Trust Core Bond Portfolio	1
JPMorgan Insurance Trust Diversified Mid Cap Growth Portfolio	2
JPMorgan Insurance Trust Large Cap Growth Portfolio	3
JPMorgan Insurance Trust Diversified Equity Portfolio	4
JPMorgan Insurance Trust Intrepid Mid Cap Portfolio	5
JPMorgan Insurance Trust Large Cap Value Portfolio	6

Instrument	Portfolio Code	Risk Type

Adjustable Rate Mortgage Loans (ARMs): Loans in a mortgage pool which provide for a fixed initial mortgage interest rate for a specified period of time, after which the rate may be subject to periodic adjustments.	1	Prepayment Market Credit Regulatory

Asset-Backed Securities: Securities secured by company receivables, home equity loans, truck and auto loans, leases, credit card receivables and other securities backed by other types of receivables or other assets.	1, 5	Prepayment Market Credit Regulatory

Bankers’ Acceptances: Bills of exchange or time drafts drawn on and accepted by a commercial bank. Maturities are generally six months or less.	1-6	Credit Liquidity Market

Call and Put Options: A call option gives the buyer the right to buy, and obligates the seller of the option to sell, a security at a specified price at a future date. A put option gives the buyer the right to sell, and obligates the seller of the option to buy, a security at a specified price at a future date. The Portfolios will sell only covered call and secured put options.	1-6	Management Liquidity Credit Market Leverage

Certificates of Deposit: Negotiable instruments with a stated maturity.	1-6	Market Credit Liquidity

Instrument	Portfolio Code	Risk Type

Commercial Paper: Secured and unsecured short-term promissory notes issued by corporations and other entities. Maturities generally vary from a few days to nine months.	1-6	Credit Liquidity Market

Common Stock: Shares of ownership of a company.	2-6	Market

Convertible Securities: Bonds or preferred stock that can convert to common stock.	1-6	Market Credit

Corporate Debt Securities: Corporate bonds and non-convertible debt securities.	1, 3	Market Credit

Demand Features: Securities that are subject to puts and standby commitments to purchase the securities at a fixed price (usually with accrued interest) within a fixed period of time following demand by a Portfolio.	1	Market Liquidity Management

Exchange Traded Funds: Ownership interests in unit investment trusts, depositary receipts, and other pooled investment vehicles that hold a portfolio of securities or stocks designed to track the price performance and dividend yield of a particular broad based, sector or international index. Exchange traded funds or ETFs include a wide range of investments such as iShares, Standard & Poor’s Depository Receipts (SPDRs) and NASDAQ 100’s.	2-6	Market

Fixed Rate Mortgage Loans: Investments in fixed rate mortgage loans or mortgage pools which bear simple interest at fixed annual rates and have short- to long-term final maturities.	1	Credit Prepayment Regulatory Market

Foreign Securities: Stocks issued by foreign companies, debt securities issued or guaranteed by foreign governments or any of their agencies and instrumentalities, as well as commercial paper of foreign issuers and obligations of foreign banks, and overseas branches of U.S. banks and supranational entities. The Equity Portfolios also may invest in American Depositary Receipts, Global Depositary Receipts, European Depositary Receipts, and American Depositary Securities.	1-6	Market Political Liquidity Foreign Investment

Futures and Related Options: A contract providing for the future sale and purchase of a specified amount of a specified security, class of securities, or an index at a specified time in the future and at a specified price.	1-6	Management Market Credit Liquidity Leverage

Inverse Floating Rate Instruments: Floating rate debt instruments with interest rates that reset in the opposite direction from the market rate of interest to which the inverse floater is indexed.	1	Market Leverage Credit

Instrument	Portfolio Code	Risk Type

Investment Company Securities: Shares of other mutual funds, including JPMorgan money market funds and shares of other money market mutual funds for which JPMorgan Investment Advisors or its affiliates serve as investment adviser or administrator. JPMorgan Investment Advisors will waive certain fees when investing in funds for which it serves as investment adviser, to the extent required by law.	1-6	Market

Loan Participations and Assignments: Participations in, or assignments of all or a portion of loans to corporations or to governments, including governments of the less developed countries (LDCs).	1	Credit Political Liquidity Foreign Investment Market

Mortgage-Backed Securities: Debt obligations secured by real estate loans and pools of loans. These include collateralized mortgage obligations (CMOs) and Real Estate Mortgage Conduits (REMICs).	1, 5	Prepayment Market Credit Regulatory

Mortgage Dollar Rolls: A transaction in which a Portfolio sells securities for delivery in a current month and simultaneously contracts with the same party to repurchase similar but not identical securities on a specified future date.	1, 5	Prepayment Market Regulatory

Municipal Bonds: Securities issued by a state or political subdivisions to obtain funds for various public purposes. Municipal bonds include private activity bonds and industrial development bonds, as well as General Obligation Notes, Tax Anticipation Notes, Bond Anticipation Notes, Revenue Anticipation Notes, Project Notes, other short-term tax-exempt obligations, municipal leases, obligations of municipal housing authorities and single family revenue bonds.	1	Market Credit Political Tax

New Financial Products: New options and futures contracts and other financial products continue to be developed and the Portfolios may invest in such options, contracts and products.	1-6	Management Credit Market Liquidity

Obligations of Supranational Agencies : Obligations of supranational agencies which are chartered to promote economic development and are supported by various governments and governmental agencies.	1, 5	Credit Foreign Investment

Preferred Stock: A class of stock that generally pays a dividend at a specified rate and has preference over common stock in the payment of dividends and in liquidation.	1-6	Market

Instrument	Portfolio Code	Risk Type

Real Estate Investment Trusts (REITs): Pooled investment vehicles which invest primarily in income producing real estate or real estate related loans or interest.	1-6	Liquidity Management Market Regulatory Tax Prepayment

Repurchase Agreements: The purchase of a security and the simultaneous commitment to return the security to the seller at an agreed upon price on an agreed upon date. This is treated as a loan.	1-6	Credit Market Liquidity

Restricted Securities: Securities not registered under the Securities Act of 1933, such as privately placed commercial paper and Rule 144A securities.	1-6	Liquidity Market

Reverse Repurchase Agreement: The sale of a security and the simultaneous commitment to buy the security back at an agreed upon price on an agreed upon date. This is treated as a borrowing by a Portfolio.	1-6	Market Leverage

Securities Lending: The lending of up to 33 1/3% of the Portfolio’s total assets. In return the Portfolio will receive cash, other securities, and/or letters of credit as collateral.	1-6	Credit Market Leverage

Rights and Warrants: Securities, typically issued with preferred stock or bonds, that give the holder the right to buy a proportionate amount of common stock at a specified price.	3-6	Market Credit

Short-Term Funding Agreements: Agreements issued by banks and highly rated U.S. insurance companies such as Guaranteed Investment Contracts (GICs) and Bank Investment Contracts (BICs) insurance companies.	1	Credit Liquidity Market

Stripped Mortgage-Backed Securities: Derivative multi-class mortgage securities which are usually structured with two classes of shares that receive different proportions of the interest and principal from a pool of mortgage backed obligations. These include IOs and POs.	1	Prepayment Market Credit Regulatory

Structured Instruments: Debt securities issued by agencies and instrumentalities of the U.S. government, banks, municipalities, corporations and other businesses whose interest and/or principal payments are indexed to foreign currency exchange rates, interest rates, or one or more other referenced indices.	1-6	Market Liquidity Management Credit Foreign Investment

Instrument	Portfolio Code	Risk Type

Swaps, Caps and Floors: A Portfolio may enter into these transactions to manage its exposure to changing interest rates and other factors. Swaps involve an exchange of obligations by two parties. Caps and floors entitle a purchaser to a principal amount from the seller of the cap or floor to the extent that a specified index exceeds or falls below a predetermined interest rate or amount.	1-6	Management Credit Liquidity Market

Time Deposits: Non-negotiable receipts issued by a bank in exchange for the deposit of funds.	1-6	Liquidity Credit Market

Treasury Receipts: TRs, TIGRs and CATS.	1-6	Market

U.S. Government Agency Securities: Securities issued by agencies and instrumentalities of the U.S. government. These include all types of securities issued by Ginnie Mae, Fannie Mae, and Freddie Mac, including funding notes and subordinated benchmark notes.	1-6	Market Credit Govt. Securities

U.S. Treasury Obligations: Bills, notes, bonds, STRIPS, and CUBES.	1-6	Market

Variable and Floating Rate Instruments: Obligations with interest rates which are reset daily, weekly, quarterly or some other period and which may be payable to the Portfolio on demand.	1-6	Credit Liquidity Market Leverage

When-Issued Securities and Forward Commitments: Purchase or contract to purchase securities at a fixed price for delivery at a future date.	1-6	Market Leverage Liquidity Credit

Zero-Coupon Debt Securities: Bonds and other debt securities that pay no interest, but are issued at a discount from their value at maturity. When held to maturity, their entire return equals the difference between their issue price and their maturity value.	1, 5	Credit Market Zero Coupon

Zero-Fixed-Coupon Debt Securities: Zero coupon debt securities which convert on a specified date to interest bearing debt securities.	1	Credit Market Zero Coupon

Investment Risks

Below is a more complete discussion of the types of risks inherent in the securities and investment techniques listed above. Because of these risks, the value of the securities held by the Portfolios may fluctuate, as will the value of your investment in the Portfolios. Certain investments are more susceptible to these risks than others.

•	Credit Risk. The risk that the issuer of a security, or the counterparty to a contract, will default or otherwise become unable to honor a financial obligation. Credit risk is generally higher for non-investment grade securities. The price and liquidity of a security can be adversely affected prior to actual default as its credit status deteriorates and the probability of default rises.

•	Foreign Investment Risk. The risk associated with higher transaction costs, delayed settlements, currency controls and adverse economic developments. This also includes the risk that fluctuations in the exchange rates between the U.S. dollar and foreign currencies may negatively affect an investment. Adverse changes in exchange rates may erode or reverse any gains produced by foreign currency denominated investments and may widen any losses. Exchange rate volatility also may affect the ability of an issuer to repay U.S. dollar denominated debt, thereby increasing credit risk.

•	Government Securities Risk. The Portfolios may invest in securities issued or guaranteed by the U.S. government or its agencies or instrumentalities such as Fannie Mae, Ginnie Mae or Freddie Mac securities). Although U.S. government securities issued directly by the U.S. government are guaranteed by the U.S. Treasury, other U.S. government securities issued by an agency or instrumentality of the U.S. government may not be. No assurance can be given that the U.S. government would provide financial support to it agencies and instrumentalities if not required to do so by law.

•	Leverage Risk. The risk associated with securities or practices that multiply small index or market movements into large changes in value. Leverage is often associated with investments in derivatives, but also may be embedded directly in the characteristics of other securities.

Hedged. When a derivative (a security whose value is based on another security or index) is used as a hedge against an opposite position that the Portfolio also holds, any loss generated by the derivative should be substantially offset by gains on the hedged investment, and vice versa. While hedging can reduce or eliminate losses, it can also reduce or eliminate gains. Hedges are sometimes subject to imperfect matching between the derivative and underlying security, and there can be no assurance that a Portfolio’s hedging transactions will be effective.

Speculative. To the extent that a derivative is not used as a hedge, the Portfolio is directly exposed to the risks of that derivative. Gains or losses from speculative positions in a derivative may be substantially greater than the derivative’s original cost.

•	Liquidity Risk. The risk that certain securities may be difficult or impossible to sell at the time and the price that would normally prevail in the market. The seller may have to lower the price, sell other securities instead or forego an investment opportunity, any of which could have a negative effect on fund management or performance. This includes the risk of missing out on an investment opportunity because the assets necessary to take advantage of it are tied up in less advantageous investments.

•	Management Risk. The risk that a strategy used by a Portfolio’s management may fail to produce the intended result. This includes the risk that changes in the value of a hedging instrument will not match those of the asset being hedged. Incomplete matching can result in unanticipated risks.

•	Market Risk. The risk that the market value of a security may move up and down, sometimes rapidly and unpredictably. These fluctuations may cause a security to be worth less than the price originally paid for it, or less than it was worth at an earlier time. Market risk may affect a single issuer, industry, sector of the economy or the market as a whole. There is also the risk that the current interest rate may not accurately reflect existing market rates. For fixed income securities, market risk is largely, but not exclusively, influenced by changes in interest rates. A rise in interest rates typically causes a fall in values, while a fall in rates typically causes a rise in values. Finally, key information about a security or market may be inaccurate or unavailable. This is particularly relevant to investments in foreign securities.

•	Political Risk. The risk of losses attributable to unfavorable governmental or political actions, seizure of foreign deposits, changes in tax or trade statutes, and governmental collapse and war.

•	Prepayment Risk. The risk that the principal repayment of a security will occur at an unexpected time, especially that the repayment of a mortgage- or asset-backed security occurs either significantly sooner or later than expected. Changes in prepayment rates can result in greater price and yield volatility. Prepayments generally accelerate when interest rates decline. When mortgage and other obligations are prepaid, a Portfolio may have to reinvest in securities with a lower yield. Further, with early prepayment, a Portfolio may fail to recover additional amounts (i.e., premiums) paid for securities with higher interest rates resulting in an unexpected capital loss.

•	Regulatory Risk. The risk associated with federal and state laws which may restrict the remedies that a lender has when a borrower defaults on loans. These laws include restrictions on foreclosures, redemption rights after foreclosure, federal and state bankruptcy and debtor relief laws, restrictions on “due on sale” clauses, and state usury laws.

•	Tax Risk. The risk that the issuer of the securities will fail to comply with certain requirements of the Internal Revenue Code, which could cause adverse tax consequences. Also, the risk that the tax treatment of securities could be changed by Congress thereby affecting the value of the outstanding securities.

•	Zero Coupon Risk. The market prices of securities structured as zero coupon or pay-in-kind securities are generally affected to a greater extent by interest rate changes. These securities tend to be more volatile than securities which pay interest periodically. This is similar to Credit Risk which is described above.

If you want more information about the Portfolios, the following documents are free upon request:

Annual/Semi-Annual Reports. Additional information about the Portfolios’ investments is available in the Portfolios’ annual and semi-annual reports to shareholders. In each Portfolio’s annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Portfolio’s performance during its last fiscal year.

Statement of Additional Information (SAI). The SAI provides more detailed information about the Portfolios and is incorporated into this prospectus by reference.

How Can I Get More Information? You can get a free copy of the semi-annual/annual reports or the SAI, request other information or discuss your questions about the Portfolios by calling 1-800-480-4111, or by writing the Portfolio at:

JPMorgan Insurance Trust

1111 Polaris Parkway

Columbus, OH 43240

You can also find information online in the variable insurance portfolio section of www.jpmorganfunds.com

You can also review and copy the Portfolios reports and the SAI at the Public Reference Room of the Securities and Exchange Commission (SEC) in Washington, D.C. (For information about the SEC’s Public Reference Room call 1-202-551-8090.) You can also get reports and other information about the Funds from the EDGAR Database on the SEC’s website at http://www.sec.gov. Copies of this information may be obtained, after paying a copying charge, by electronic request at the following e-mail address: publicinfo@sec.gov or by writing the Public Reference Room of the SEC, 100 F Street, N.E. Washington, D.C. 20549-0102.

Variable Insurance Contracts: This prospectus is used with variable insurance contracts. All questions regarding variable insurance contracts should be directed to the address or phone numbers in the prospectus or other material that you received when you purchased your variable insurance contract.

(Investment Company Act File No. 811-7874)

PR-JPMIT2A-806